Share Option Activities, 2004 Option Plan (Detail) (2004 Option Plan, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
2004 Option Plan
Number of option
Outstanding at beginning of period	3,415,741
Granted	355,000	0
Exercised	(290,533)
Forfeited	(182,817)
Outstanding at end of period	3,297,391	3,415,741
Vested and expected at end of period	3,295,504
Exercisable at end of period	3,007,947
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 5.41
Granted	$ 2.41
Exercised	$ 2.41
Forfeited	$ 3.25
Outstanding at end of period	$ 2.41	$ 5.41
Vested and expected at end of period	$ 2.41
Exercisable at end of period	$ 2.41
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	2 years 7 days	2 years 8 months 12 days
Vested and expected to vest at end of period	2 years 7 days
Exercisable at end of period	1 year 9 months 22 days
Aggregate Intrinsic Value
Outstanding at beginning of period
Outstanding at end of period
Vested and expected to vest at end of period
Exercisable at end of period